EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE [Abstract]
Basic and Diluted Earnings Per Share
For the years ended December 31, 2017, 2016 and 2015, the Company had a net loss, thus any effect of common stock equivalents outstanding would be antidilutive.

All figures in USD	2017	2016	2015
Numerator
Net Loss	(29,326,000)	(32,151,000)	(10,844,000)
Denominator
Basic - Weighted Average Common Shares Outstanding	54,995,614	20,939,260	23,203,142
Dilutive effect of Warrants issued	-	-	-
Dilutive - Weighted Average Common Shares Outstanding	54,995,614	20,939,260	23,203,142
Loss per Common Share
Basic	(0.53)	(1.54)	(0.47)
Dilutive	(0.53)	(1.54)	(0.47)